Investments - Additional Information (Detail) (USD $)	9 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Commercial Mortgage Loan	$ 1,138,880,000
Other-than-temporary impairment losses included in accumulated other comprehensive income	0
Commercial Mortgage Loans
Schedule of Investments [Line Items]
Allowance for credit losses	0
Impaired loans	0
Commitments to fund borrowers troubled debt restructuring	0
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Other-than-temporary impairment losses	0
Predecessor | Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Other-than-temporary impairment losses		0	2,000	19,000
Other-than-temporary impairment losses included in accumulated other comprehensive income			$ 0